UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file Number 811-3904


                      The Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                               David T. Henigson
                    220 East 42nd Street, New York, NY 10017
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500


Date of fiscal year end: February 28, 2006

Date of reporting period: November 30, 2005

Item 1: Schedule of Investments.

The Value Line Tax Exempt Fund, Inc.
National Bond Portfolio
Schedule of Investments (unaudited)                                                                       November 30, 2005
---------------------------------------------------------------------------------------------------------------------------
      Principal                                                                                 Rating
       Amount                                                                                   (unaudited)   Value
---------------------------------------------------------------------------------------------------------------------------

 LONG-TERM MUNICIPAL SECURITIES (98.5%)

           ALASKA (2.1%)
           Housing Finance Corp.:
$1,000,000 General Housing, Revenue, Ser. A, FGIC Insured, 5.00%, 12/1/26                       Aaa           $   1,032,190
   300,000 International Airports Revenues, Ser. B, AMBAC Insured, 5.75%, 10/1/17               Aaa                 331,680
 1,030,000 Anchorage Alaska Electric Utility, Revenue, Refunding-Senior Lien-Ser. A,
                MBIA Insured, 5.00%, 12/1/21                                                    Aaa               1,085,548
                                                                                                              -------------
                                                                                                                  2,449,418
                                                                                                              -------------

           CALIFORNIA (15.4%)
 2,200,000 Coachella Valley California Unified School District,
                General Obligations Unlimited, Ser. A, FGIC Insured, 5.00%, 8/1/17              Aaa               2,365,726
 1,000,000 Kings River Conservative District, Certificates of Participation,
                Peaking Project, 5.00%, 5/1/13                                                  Baa1              1,056,390
 1,330,000 Palomar Pomerado Health, General Obligations Unlimited,
                Election of 2004 Ser. A, AMBAC Insured, 5.00%, 8/1/21                           Aaa               1,402,937
 1,945,000 Palomar Pomerado Health, General Obligations Unlimited,
                Election of 2004 Ser. A, AMBAC Insured, 5.00%, 8/1/22                           Aaa               2,045,382
 1,000,000 Sacramento City Financing Authority, Revenue,
                Refunding, FGIC Insured, 5.00%, 12/1/19                                         Aaa               1,062,270
 6,505,000 Santa Monica California Community College District,
                Capital Appreciation-2002 Election-Ser. C, General Obligations
                Unlimited, MBIA Insured, 0.00%, 8/1/22                                          Aaa               2,834,489
 2,020,000 Tobacco Securitization Authority, Tobacco Settlement Revenue,
                Asset-Backed, Ser. B, 5.00%, 6/1/28                                             Aaa               2,014,586
 1,750,000 Vernon California Redevelopment Agency, Tax Allocation,
                Industrial Redevelopment Project, MBIA Insured, 5.25%, 9/1/21                   Aaa               1,889,860
 1,720,000 Vernon California Redevelopment Agency, Tax Allocation,
                Industrial Redevelopment Project, MBIA Insured, 5.25%, 9/1/20                   Aaa               1,866,062
 4,235,000 Washington Unified School District Yolo County, General Obligations Unlimited,
                Capital Appreciation Election 2004, Ser. A, FGIC Insured, 0.00%, 8/1/25         Aaa               1,632,084
                                                                                                              -------------
                                                                                                                 18,169,786
                                                                                                              -------------
           COLORADO (0.7%)
   770,000 Educational and Cultural Facilities Authority, Revenue, Student
                Housing University of Colorado Funding Project, AMBAC Insured,
                5.375%, 7/1/16                                                                  Aaa                 832,131
                                                                                                              -------------

           FLORIDA (4.4%)
 2,250,000 Florida State Education System Facility, Revenue,
                Florida Education System-Ser. A, MBIA Insured, 5.00%, 5/1/19                    Aaa               2,394,698
   500,000 Hillsborough County School District Sales Tax, Revenue,
                AMBAC Insured, 5.00%, 10/1/20                                                   Aaa                 531,105
   620,000 Pinellas County, Housing Finance Authority Single Family
                Mortgage Revenue, GNMA/FNMA Collateral, 5.30%, 9/1/21                           Aaa                 638,687
 1,550,000 Polk County Florida Public Facilities, Revenue, MBIA Insured, 5.00%, 12/1/21         Aaa               1,641,326
                                                                                                              -------------
                                                                                                                  5,205,816
                                                                                                              -------------

           GEORGIA (4.0%)
 4,420,000 Cobb County Georgia Hospital Authority, Revenue, Refunding and Improvement,
                Anticipation Certificates, AMBAC Insured, 5.25%, 4/1/21                         Aaa               4,744,605
                                                                                                              -------------

           HAWAII (2.0%)
 2,000,000 Department of Budget and Finance, Special Purpose Mortgage Revenue,
                Kapiolani Health Care System, MBIA Insured, 6.40%, 7/1/13                       Aaa               2,319,840
                                                                                                              -------------

           ILLINOIS (4.7%)
 1,000,000 Chicago Board of Education, Albany Park Academy Project, General
                Obligations Unlimited, Ser. F, MBIA Insured, 5.75%, 12/1/24                     Aaa               1,123,970
   825,000 Chicago General Obligations Unlimited,                                               Aaa
                Prerefunded. A, FSA Insured, 5.25%, 1/1/15                                                          906,980
   175,000 Chicago General Obligations Unlimited,                                               Aaa
                Unprerefunded Balance. Ser. A, FSA Insured, 5.25%, 1/1/15                                           190,232
 2,000,000 Cook County General Obligations Unlimited, Ser. A, MBIA Insured,
                6.25%, 11/15/13                                                                 Aaa               2,311,180
 1,000,000 Illinois State Sales Tax, Revenue, 5.00%, 6/15/24                                    Aa3               1,044,740
                                                                                                              -------------
                                                                                                                  5,577,102
                                                                                                              -------------

           INDIANA (3.2%)
 3,000,000 Office Building Commission, Capital Complex, Revenue,
                Ser. B, MBIA Insured, 7.40%, 7/1/15                                             Aaa               3,740,490
                                                                                                              -------------

           KANSAS (1.5%)
 1,675,000 Butler County Kansas Unified School District,
                Ser. B, General Obligations Unlimited, FSA Insured, 5.00%, 9/1/30               AAA*              1,737,729
                                                                                                              -------------

           LOUISIANA (0.6%)
   710,000 Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                Ser. A, GNMA/FNMA Collateral, 4.70%, 6/1/15                                     AAA*                718,037
                                                                                                              -------------

           MASSACHUSETTS (8.3%)
 1,495,000 Lowell Massachusetts, Refunding-State Qualified, General Obligation Limited,
                MBIA State Aid Withholdings Insured, 5.00%, 12/15/18                            Aaa               1,606,093
 4,475,000 Development Finance Agency, Revenue, Boston University,
                Ser. P, General Obligations, 6.00%, 5/15/59                                     A3                5,068,877
 2,885,000 Massachusetts State Special Obligation, Revenue, Consolidated Loan-Ser. A,
                FSA Insured, 3.75%, 6/1/22                                                      Aaa               3,144,362
                                                                                                              -------------
                                                                                                                  9,819,332
                                                                                                              -------------
           MICHIGAN (0.2%)
   250,000 State Building Authority, State Police Commission System, Revenue,
                MBIA Insured, 4.65%, 10/1/19                                                    Aaa                 256,548
                                                                                                              -------------

           MINNESOTA (1.7%)
 1,885,000 St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12                               Aa2               2,025,941
                                                                                                              -------------

           NEBRASKA (0.7%)
   800,000 Municipal Energy Agency, Power Line Supply Systems Revenue,
                Ser. A, FSA Insured, 5.25%, 4/1/23                                              Aaa                 857,736
                                                                                                              -------------

           NEW JERSEY (6.6%)
 1,500,000 Newark Housing Authority, Port Authority Marine Terminal,
                Revenue, MBIA Insured, 5.25%, 1/1/15                                            Aaa               1,626,240
   765,000 State Housing and Mortgage Finance Agency, Revenue, Capital Funding
                Program, Ser. A, FSA Insured, 4.70%, 11/1/25                                    Aaa                 770,186
 5,000,000 New Jersey State Transportation Trust Fund, Transportation System-Ser. C,
                MBIA Insured, 5.25%, 6/15/21                                                    Aaa               5,376,550
                                                                                                              -------------
                                                                                                                  7,772,976
                                                                                                              -------------

           NEW YORK (9.1%)
           Dormitory Authority, Note Revenue:
   500,000      FHA Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 2/1/13          Aaa                 536,510
 3,000,000 General Obligations Unlimited, Ser. I, MBIA Insured, 5.00%, 8/1/17                   A1                3,188,400
 1,000,000 General Obligations Unlimited, Ser. E, FSA Insured, 5.00%, 11/1/13                   Aaa               1,077,120
 1,000,000 General Obligations Unlimited, Ser. K, FSA Insured, 4.55%, 8/1/15                    Aaa               1,071,430
 1,000,000 New York State Urban Development Corp., Revenue, State Personal Income
                Tax, FACS-A-1, FGIC Insured, 5.00%, 3/15/25                                     Aaa               1,042,660
   500,000 Port Authority New York and New Jersey Consolidated, Revenue,
                127th Ser., AMBAC Insured, 5.00%, 12/15/21                                      Aaa                 516,480
 3,000,000 Tobacco Settlement Financing Corporation, Revenue, Asset-Backed,
                Ser. A-1, MBIA Insured, 5.50%, 6/1/18                                           Aaa               3,255,420
                                                                                                              -------------
                                                                                                                 10,688,020
                                                                                                              -------------

           NORTH DAKOTA (0.9%)
 1,000,000 State Water Commission Revenue, Water Development & Management
                Program, Ser. B, MBIA Insured, 5.00%, 8/1/25                                    Aaa               1,045,980
                                                                                                              -------------

           OHIO (5.0%)
 2,175,000 Dayton Ohio Airport, Revenue, Refunding-James M. Cox Dayton International-B,
                XLCA Insured, 5.00%, 12/1/15                                                    Aaa               2,306,805
   180,000 Housing and Community Service Department, Single-Family Revenue,
                Ser. A-2, 5.50%, 9/1/22                                                         Aaa                 187,709
   400,000 Housing Finance Agency Mortgage Revenue, Residential Mortgage-Backed
                Securities Refunding Bonds, Ser. A, GNMA/FNMA Collateral,
                   4.55%, 9/1/24                                                                Aaa                 392,060
 1,395,000 Toledo Ohio Waterworks, Revenue, MBIA Insured, 5.00%, 11/15/20                       Aaa               1,479,202
 1,460,000 Toledo Ohio Waterworks, Revenue, MBIA Insured, 5.00%, 11/15/21                       Aaa               1,543,264
                                                                                                              -------------
                                                                                                                  5,909,040
                                                                                                              -------------

           PENNSYLVANIA (1.6%)
 1,650,000 Philadelphia School District, General Obligations Unlimited,
                Ser. B, FGIC Insured, 5.625%, 8/1/13                                            Aaa               1,833,744
                                                                                                              -------------

           PUERTO RICO (2.1%)
 2,500,000 Puerto Rico Commonwealth, Public Improvement-Ser. A,
                General Obligations Unlimited, 5.00%, 7/1/29                                    Baa2              2,493,025
                                                                                                              -------------

           SOUTH CAROLINA (1.0%)
 1,150,000 State Housing Finance and Development Authority, Revenue,
                Ser. A-2, FSA Insured, 5.00%, 7/1/20                                            Aaa               1,175,726
                                                                                                              -------------

           SOUTH DAKOTA (2.9%)
 2,580,000 Heartland Consumers Power Distribution, Electric Utility,
                FSA Insured, 6.00%, 1/1/17                                                      Aaa               2,988,130
   455,000 Housing Development Authority, Homeownership Mortgage, Revenue,
                Ser. G, 3.95%, 5/1/12                                                           Aa1                 458,149
                                                                                                              -------------
                                                                                                                  3,446,279
                                                                                                              -------------

           TENNESSEE (0.2%)
   220,000 Housing Development Agency Homeownership, Revenue, General
                Obligations, 5.00%, 7/1/17                                                      Aa2                 222,530
                                                                                                              -------------

           TEXAS (10.3%)
 1,165,000 Corpus Christi Utility System, Revenue, FSA Insured, 5.25%, 7/15/19                  Aaa               1,270,933
 1,415,000 Denton County, General Obligation Limited, FSA Insured, 5.00%, 7/15/22               Aaa               1,480,967
 1,000,000 Houston Airport System, Revenue, Sub Lien, FSA Insured, 5.50%, 7/1/20                Aaa               1,083,950
 3,000,000 Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                Refunding, Ser. A, GNMA Collateral, 8.00%, 10/1/21                              AAA*              4,260,270
 1,200,000 Mansfield Independent School District, School Building, General
                Obligation Unlimited, PSF Guaranteed, 5.00%, 2/15/20                            Aaa               1,257,252
   500,000 Nueces River Authority, Water Supply Revenue, Corpus Christi Project,
                FSA Insured, 5.00%, 7/15/25                                                     Aaa                 519,725
   950,000 State Department Housing and Community Affairs, Single Family
                Revenue, Ser. C, FSA Insured, 5.00%, 3/1/35                                     Aaa                 965,314
 1,285,000 West Harris County, Water Authority, Water System Revenue,
                FSA Insured, 5.00%, 12/15/24                                                    Aaa               1,336,143
                                                                                                              -------------
                                                                                                                 12,174,554
                                                                                                              -------------

           VIRGINIA (0.8%)
   400,000 Housing Development Authority, Commonwealth Mortgage Revenue,
                Ser. A, General Obligations, 4.85%, 10/1/21                                     Aaa                 403,804
   500,000 Tobacco Settlement Financing Corporation, Revenue, Asset-Backed,
                5.25%, 6/1/19                                                                   Baa3                504,840
                                                                                                              -------------
                                                                                                                    908,644
                                                                                                              -------------
           WASHINGTON (5.1%)
 1,765,000 Grant County Public Utility District No. 002, Wanapum Hydro
                Electric, Revenue, Ser. A, FGIC Insured, 5.00%, 1/1/22                          Aaa               1,843,543
 4,050,000 Marysville Washington Water and Sewer, Revenue, MBIA Issued, 5.00%, 4/1/27           Aaa               4,184,015
                                                                                                              -------------
                                                                                                                  6,027,558
                                                                                                              -------------
           WISCONSIN (3.4%)
 3,880,000 Badger Tobacco Securitization Corp., Asset Backed Revenue,
                6.125%,  6/1/27                                                                 Baa3              4,069,344
                                                                                                              -------------

           TOTAL LONG-TERM MUNICIPAL SECURITIES
                (COST $114,378,824)                                                                             116,221,931
                                                                                                              -------------

 SHORT-TERM MUNICIPAL SECURITIES (1.1%)
 1,200,000 Mount Vernon Industrial Pollution Control and Solid Waste Disposal,
                Revenue, Variable-General Electric Company Project, 2.94%,
                12/1/14                                                                         Aaa (1)           1,200,000
   100,000 Mount Vernon Industrial Pollution Control, Revenue,
                Adjustable-Refunding-General Electric Company Project,
                2.96%, 11/1/18                                                                  Aaa (1)             100,000
                                                                                                              -------------

           TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (COST $1,300,000)                                                                                 1,300,000
                                                                                                              -------------
           TOTAL MUNICIPAL SECURITIES (99.6%)
                (COST $115,678,824)                                                                             117,521,931
                                                                                                              -------------
           CASH AND OTHER ASSETS LESS LIABILITIES (0.4%)                                                            414,889
                                                                                                              -------------

           NET ASSETS (100.0%)                                                                                $ 117,936,820
                                                                                                              =============
           NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                PER OUTSTANDING SHARE  ($117,936,820/11,344,233
                shares outstanding)                                                                           $       10.40
                                                                                                              =============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2005.

The Fund's unrealized appreciation/depreciation as of November 30, 2005 was as follows:

                                                        Total Net
                                                       Unrealized
 Total Cost      Appreciation      Depreciation       Appreciation
--------------------------------------------------------------------
$115,678,824      $2,798,130       $ (955,023)         $1,843,107

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------------------
         Jean B. Buttner, President

Date:    01/23/06
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    01/23/06
         ------------------------